FAIR VALUES - Level 3 Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Reconciliation of the financial instruments
Assets at beginning of period	$ 218,032,810
Assets at end of period	148,684,691
Level 3 of fair value hierarchy [member]
Reconciliation of the financial instruments
Transfers	3,671
Assets at end of period	$ 3,671